Average Annual Total Returns{- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-10 - Equity-Income Portfolio	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	24.89%	11.95%	12.53%	24.83%	11.84%	12.42%	24.60%	11.68%	12.26%	25.37%	11.00%	12.89%